RELATED PARTIES (Narrative) (Details) - Gibraltar Joint Venture [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Management fee income	$ 713	$ 1,162
Reimbursable compensation expenses and third party costs	$ 289	$ 1,370